Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,184	$ 1,264
Accrued expenses	3,749	4,280
Other payables	225	78
Total trade and other payables	$ 5,157	$ 5,622